Vessels, Port Terminals and Other Fixed Assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Feb. 11, 2014 USD ($)	Oct. 08, 2013 USD ($)	Aug. 05, 2013 USD ($)	Jun. 26, 2013 USD ($)
Vessels, port terminals and other fixed assets, net
Assets pledged as collateral	$ 688	$ 831
Payments of obligations under capital leases	1,501	1,399	$ 1,353
Construction cost	44,254	23,225
Payments for construction	19,158	23,225	31,398
Payments made during the period to acquire fixed assets	7,881	68,433	27,998
Capitalized interest costs	2,261	1,176	1,827
Capital Lease Obligations	$ 20,649	22,360
San San H product tanker
Vessels, port terminals and other fixed assets, net
Expiration date of the capital lease agreement	April 2020
Capital Lease Obligations				$ 5,150
Ferni H product tanker
Vessels, port terminals and other fixed assets, net
Expiration date of the capital lease agreement	January 2020
Capital Lease Obligations				$ 5,325
San San H/Ferni H product tankers
Vessels, port terminals and other fixed assets, net
Payments of obligations under capital leases	$ 1,501	1,399
Three pushboats
Vessels, port terminals and other fixed assets, net
Construction cost			19,766
Payments for construction		3,710
Acquisition cost								$ 20,250
36 dry barges
Vessels, port terminals and other fixed assets, net
Construction cost			$ 11,632
Number Of Vessels							36
Acquisition cost							$ 19,080
Payments made during the period to acquire fixed assets		52,672
Additional 36 dry barges
Vessels, port terminals and other fixed assets, net
Transportation and other acquisition costs	800
Number Of Vessels						36
Acquisition cost						$ 19,080
Second-hand bunker vessel
Vessels, port terminals and other fixed assets, net
Payments made during the period to acquire fixed assets		5,504
Three new pushboats
Vessels, port terminals and other fixed assets, net
Construction cost	14,770	6,920
Acquisition cost					$ 7,552
Expansion of dry port
Vessels, port terminals and other fixed assets, net
Construction cost	29,484	16,305
Vessels, port terminals and other fixed assets
Vessels, port terminals and other fixed assets, net
Capitalized interest costs	$ 2,954	$ 693